Commitments and Contingencies (Details) - CIK 001836707 SBEA Merger Sub LLC	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Loss Contingencies [Line Items]
Deferred underwriting fee per unit | $ / shares	$ 0.35
Deferred underwriting fee payable | $	$ 12,075,000